Accrued Expenses - Summary of Accrued expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities, Current [Abstract]
Employee compensation	$ 803	$ 230	$ 1,278
Research and development	702	755	928
Professional and outside services	760	44	70
Interest	128	598	362
Income taxes payable	351	351
Other	4	6	11
Total	$ 2,748	$ 1,984	$ 2,649